ORIX Corporation Shareholders' Equity	9 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
ORIX Corporation Shareholders' Equity
15.	ORIX Corporation Shareholders’ Equity
Information about ORIX Corporation Shareholders’ Equity for the nine months ended December 31, 2019 and 2020 are as follows:

(1)	Dividend payments

	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Resolution	The board of directors on May 22, 2019	The board of directors on May 21, 2020
Type of shares	Common stock	Common stock
Total dividends paid	¥58,962 million	¥51,493 million
Dividend per share	46.00	¥41.00
Date of record for dividend	March 31, 2019	March 31, 2020
Effective date for dividend	June 3, 2019	June 18, 2020
Dividend resource	Retained earnings	Retained earnings

Resolution	The board of directors on October 28, 2019	The board of directors on November 2, 2020
Type of shares	Common stock	Common stock
Total dividends paid	¥44,862 million	¥43,670 million
Dividend per share	¥35.00	¥35.00
Date of record for dividend	September 30, 2019	September 30, 2020
Effective date for dividend	December 3, 2019	December 9, 2020
Dividend resource	Retained earnings	Retained earnings
Total dividends paid by resolution of the board of directors on May 22, 2019 include ¥83 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2019. Total dividends paid by resolution of the board of directors on May 21, 2020 include ¥60 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2020.
Total dividends paid by resolution of the board of directors on October 28, 2019 include ¥62 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2019. Total dividends paid by resolution of the board of directors on November 2, 2020 include ¥76 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2020.

(2)	There were no applicable dividends for which the date of record was in the nine months ended December 31, 2019 and 2020, and for which the effective date was after December 31, 2019 and 2020.